Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net income	€ 55	€ 15	€ 31	€ 28
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	2	8	27	17
Income tax on remeasurement on post-employment benefit obligations	(1)		(7)	(2)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedge	(23)	24	(14)	29
Income tax on cash flow hedge	8	(7)	5	(9)
Currency translation differences	4	(11)	1	(13)
Other comprehensive (loss) / income	(10)	14	12	22
Total comprehensive income	45	29	43	50
Attributable to:
Equity holders of Constellium	45	30	43	51
Non-controlling interests		(1)		(1)
Total comprehensive income	€ 45	€ 29	€ 43	€ 50